Expense Example - Columbia High Yield Bond Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 572
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	1,018
Expense Example, with Redemption, 10 Years	1,682
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	2,102
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,553
Class Adv
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	974
Class Inst2
Expense Example:
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	892
Class Inst
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	974
Class Inst3
Expense Example:
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	$ 831